Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our compensation committee has historically granted such awards in the first quarter of each year. In 2024, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, our compensation committee has historically granted such awards in the first quarter of each year. In 2024, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our compensation committee has historically granted such awards in the first quarter of each year. In 2024, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers.

MNPI Disclosure Timed for Compensation Value	false